Loss Before Income Tax - Summary of General and Administrative Expenses (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit (loss) [Abstract]
General and administrative expenses	$ 4,855,050	$ 6,893,836